Property, Plant and Equipment (Detail) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016
Property, Plant and Equipment [Line Items]
Beginning Balance		R$ 116,854,804	R$ 112,341,953
Additions		5,381,131	4,607,048
Write-offs		(814,712)	(174,272)
Other			80,075
Ending balance		121,421,223	116,854,804
Beginning Balance		(90,774,972)	(86,524,133)
Depreciation expenses		(4,165,721)	(4,346,752)
Write-offs		602,922	127,389
Transfers		2
Other			(31,475)
Ending balance		(94,337,769)	(90,774,972)
Beginning Balance		26,079,832	25,817,820
Ending balance		27,083,454	26,079,832
Work in Progress
Property, Plant and Equipment [Line Items]
Beginning Balance		2,413,770	1,656,581
Additions		4,661,570	4,071,230
Write-offs		(93,922)	(27,492)
Other			4,841
Transfers		(3,547,305)	(3,291,390)
Ending balance		3,434,113	2,413,770
Beginning Balance		2,413,770	1,656,581
Ending balance		3,434,113	2,413,770
Automatic switching equipment
Property, Plant and Equipment [Line Items]
Beginning Balance		19,974,446	19,887,701
Additions		2,060	82
Write-offs		(2,235)	(528)
Other			261
Transfers		33,016	86,930
Ending balance		20,007,287	19,974,446
Beginning Balance		(18,267,700)	(17,886,743)
Depreciation expenses		(338,003)	(380,959)
Write-offs		1,158	520
Transfers			(410)
Other			(108)
Ending balance		(18,604,545)	(18,267,700)
Beginning Balance		1,706,746	2,000,958
Ending balance		R$ 1,402,742	1,706,746
Annual depreciation rate (average)		11.00%
Transmission and other equipment
Property, Plant and Equipment [Line Items]
Beginning Balance	[1]	R$ 56,720,433	54,387,097
Additions	[1]	375,050	382,529
Write-offs	[1]	(19,656)	(7,904)
Other	[1]		300
Transfers	[1]	1,875,594	1,958,411
Ending balance	[1]	58,951,421	56,720,433
Beginning Balance	[1]	(43,324,619)	(40,922,163)
Depreciation expenses	[1]	(2,175,732)	(2,400,603)
Write-offs	[1]	18,610	7,013
Transfers	[1]	(473)	(8,702)
Other	[1]		(163)
Ending balance	[1]	(45,482,214)	(43,324,619)
Beginning Balance	[1]	13,395,814	13,464,934
Ending balance	[1]	R$ 13,469,207	13,395,814
Annual depreciation rate (average)	[1]	10.00%
Infrastructure
Property, Plant and Equipment [Line Items]
Beginning Balance		R$ 27,568,591	26,453,239
Additions		268,931	99,796
Write-offs		(666,885)	(131,314)
Other			1,045
Transfers		1,170,165	1,145,825
Ending balance		28,340,802	27,568,591
Beginning Balance		(21,665,423)	(20,598,165)
Depreciation expenses		(1,158,457)	(1,184,822)
Write-offs		558,879	114,224
Transfers		(625)	3,844
Other			(504)
Ending balance		(22,265,626)	(21,665,423)
Beginning Balance		5,903,168	5,855,074
Ending balance		R$ 6,075,176	5,903,168
Annual depreciation rate (average)		8.00%
Building and Building Improvements
Property, Plant and Equipment [Line Items]
Beginning Balance		R$ 4,311,533	4,287,337
Additions		17,906	19,058
Write-offs		(821)	(1,168)
Other			1,438
Transfers		141,666	4,868
Ending balance		4,470,284	4,311,533
Beginning Balance		(2,547,638)	(2,431,267)
Depreciation expenses		(96,940)	(116,566)
Write-offs		817	910
Transfers		(84,895)	(89)
Other			(626)
Ending balance		(2,728,656)	(2,547,638)
Beginning Balance		1,763,895	1,856,070
Ending balance		R$ 1,741,628	1,763,895
Annual depreciation rate (average)		8.00%
Other Asset
Property, Plant and Equipment [Line Items]
Beginning Balance		R$ 5,866,031	5,669,999
Additions		55,614	34,353
Write-offs		(31,193)	(5,866)
Other			72,190
Transfers		326,864	95,356
Ending balance		6,217,316	5,866,031
Beginning Balance		(4,969,592)	(4,685,795)
Depreciation expenses		(396,589)	(263,802)
Write-offs		23,458	4,722
Transfers		85,995	5,357
Other			(30,074)
Ending balance		(5,256,728)	(4,969,592)
Beginning Balance		896,439	984,203
Ending balance		R$ 960,588	R$ 896,439
Annual depreciation rate (average)		12.00%

[1]	Transmission and other equipment includes transmission and data communication equipment.